SIGNIFICANT ACCOUNTING POLICIES (Basic and Diluted Net Loss Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Net loss	$ (21,668)	$ (12,177)	$ (6,658)
Convertible preferred shares dividend	(2,229)	(1,663)	(1,004)
Net loss attributable to ordinary shares	$ (23,897)	$ (13,840)	$ (7,662)
Shares used in computing net loss per ordinary shares, basic and diluted	3,766,694	185,688	185,688
Net loss per ordinary share, basic and diluted (in dollars per share)	$ (6.34)	$ (74.53)	$ (41.26)